FINANCIAL RISK FACTORS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Schedule of financial assets and liabilities

The following table summarizes the fair value hierarchy for the Company’s financial assets and liabilities that are re-measured at their fair values periodically:

December 31, 2021	Level 1	Level 2	Level 3	Total
Financial Liabilities
Contingent consideration	$–	$–	$185,521,950	$185,521,950

December 31, 2020
Financial Liabilities
Contingent consideration	$–	$–	$22,961,411	$22,961,411

Schedule of components of accounts receivable and aging

	0-30 days	31-90 days	Over 90 days	Total
Balance, as of December 31, 2021	$4,940,734	$1,649,187	$822,985	$7,412,906
Balance, as of December 31, 2020	2,995,368	469,033	–	3,464,401

Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Schedule of sensitivity analysis of fair value measurement to changes in unobservable inputs

The following table summarizes the inputs used to value the contingent consideration in the table above:

Equity Volatility	52.4% - 53.13%
Revenue Volatility	26.60%
Risk-free rate	0.47% - 0.56%
Revenue RMRP	12.07%
Credit Risky Rate	10.50%
Discount Rate	8.40%

Currency Risk
Disclosure of detailed information about financial instruments [line items]
Schedule of sensitivity analysis on the conversion rate

	Value at year end			Effect on fair value, as at
	Dr (Cr.)			December 31, 2021
Balance sheet account	CDN $	Conversion rate	Sensitivity	$
Cash	52,084,128	0.7825	Increase / Decrease 1%	407,558

Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Schedule of the future debt obligation

	Less than 1 year	1-5 years	> 5 years	Total
Trade payables and accrued liabilities	$59,706,915	$–	$–	$59,706,915
Lease obligations	25,874,560	89,982,691	189,752,775	305,610,026
Purchase consideration	811,586	–	–	811,586
Income tax payable	28,914,949	–	–	28,914,949
Debt Payable	8,111,723	126,696,865	–	134,808,588
Contingent consideration	10,000,000	42,500,000	–	52,500,000
Senior secured notes	–	243,250,000	–	243,250,000
Accrued interest payable	7,541,634	3,451,016	–	10,992,650
	$140,961,367	$505,880,572	$189,752,775	836,594,714